MARKETABLE SECURITIES - Schedule of Fair Values of Available-For-Sale Debt Securities By Contractual Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Due in one year or less	$ 65,981	$ 30,555	$ 51,357
Due after one year through two years		0	8,956
Total available-for-sale debt securities by contractual maturity	$ 65,981	$ 30,555	$ 60,313